RESERVES (Tables)	9 Months Ended
Mar. 31, 2020
RESERVES [Abstract]
Reserves
	March 31, 2020 US$	June 30, 2019 US$
Reserves
Share based payments reserve (note 8(a))	1,602,807	2,287,301
Foreign currency translation reserve	(1,511,579)	(297,166)
	91,228	1,990,135

Movements in Share-based Payments Reserve
(a)	Movements in share based payments reserve

Date	Details	Number of Incentive Options	Number of Performance Rights	Number of Unissued Shares	US$
Jul 1, 2019	Opening balance	84,650,000	50,000	-	2,287,301
Various	Grants of incentive options, performance rights and shares[1]	25,950,000	7,500,000	2,000,000	-
Dec 20, 2019	Exercise of incentive options	(31,500,000)	-	-	(706,570)
Dec 31, 2019	Expiration of incentive options	(16,500,000)	-	-	(241,443)
Mar 31, 2020	Share based payment expense	-	-	-	263,519
Mar 31, 2020	Closing Balance	62,600,000	7,550,000	2,000,000	1,602,807

Jul 1, 2018	Opening balance	79,700,000	1,500,000	-	1,897,391
Various	Grants of incentive options	4,950,000	-	-	-
Jul 31, 2018	Conversion of performance rights	-	(200,000)	-	(27,828)
Dec 31, 2018	Expiry of performance rights	-	(1,100,000)	-	-
Feb 1, 2019	Conversion of performance rights	-	(150,000)	-	(20,637)
Jun 30, 2019	Share based payment expense	-	-	-	438,375
Jun 30, 2019	Closing Balance	84,650,000	50,000	-	2,287,301

Notes:
[1]
During the period, the Group granted the following incentive securities to key management personnel and other employees and consultants of the Company: (a) 2,000,000 fully paid ordinary shares; (b) 23,750,000 unlisted incentive options exercisable at A$0.16 each, expiring December 31, 2022; (c) 1,000,000 unlisted incentive options exercisable at A$0.15 each, expiring June 30, 2020; (d) 1,200,000 unlisted incentive options exercisable at A$0.20 each, expiring June 30, 2020; (e) 2,500,000 unlisted performance rights subject to the ‘Chemical Plant PFS Milestone’, expiring December 31, 2020; (f) 2,500,000 unlisted performance rights subject to the ‘Integrated Feasibility Study Milestone’, expiring December 31, 2021; and (g) 2,500,000 unlisted performance rights subject to the ‘Construction Milestone’, expiring December 31, 2022.